INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Inventories [Abstract]
Raw materials			$ 135,656,954	$ 97,094,671
Work in process			22,809,755	14,122,704
Finished goods			8,725,226	4,761,604
Inventories			$ 167,191,935	$ 115,978,979
Cost of inventories recognised as expense during period	$ 144,405,153	$ 55,597,004